Stock Options and Warrants (Details 4) - $ / shares	6 Months Ended	12 Months Ended
	Jun. 30, 2015	Dec. 31, 2014
Shares
Outstanding, Begining	9,784,016
Outstanding, Ending	339,043	9,784,016
Restricted Stock Units (RSUs) [Member]
Shares
Outstanding, Begining	15,720	33,540
Repurchase of unvested restricted shares		(1,840)
Vested	(7,654)	(15,980)
Outstanding, Ending	8,066	15,720
Weighted Average Exercise Price
Outstanding, Begining	$ 0.05	$ 0.05
Repurchase of unvested restricted shares	0.05
Vested	0.05
Outstanding, Ending	$ 0.05	$ 0.05